Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Income before income taxes	$ (10,664)	$ 21,686	$ 17,480	$ 15,550
Income tax benefit (expense)	$ 261	$ 3	$ 264	$ 6
Effective tax rate	2.00%	0.00%	(2.00%)	0.00%